Commitments and contingencies (Details) - Schedule of future minimum lease payments under non-cancellable operating leases - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies (Details) - Schedule of future minimum lease payments under non-cancellable operating leases [Line Items]
Minimum finance lease payments payable	SFr 3,450	SFr 25,580
Within one year [Member]
Commitments and contingencies (Details) - Schedule of future minimum lease payments under non-cancellable operating leases [Line Items]
Minimum finance lease payments payable	3,450	25,580
Between one and five years [Member]
Commitments and contingencies (Details) - Schedule of future minimum lease payments under non-cancellable operating leases [Line Items]
Minimum finance lease payments payable